BUSINESS COMBINATION - Narrative (Details) - Multi Financial Group Inc [member] $ in Millions			1 Months Ended		7 Months Ended
	May 22, 2020 COP ($)	May 22, 2020 USD ($)	Sep. 30, 2020 COP ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022	Sep. 30, 2020 USD ($)	Jun. 30, 2020	May 22, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 1,613,408		$ 1,607,074					$ 432,210,992		$ 433,800,000
Percentage of voting equity interests acquired	96.60%						99.60%		2.97%	96.60%
Non-controlling interests	$ 465,902		465,902					$ 125,282,341		$ 125,000,000
Preferred shares recognized value	409,070	$ 110,000,000
Adjustment to the refund price			$ 6,334	$ 1,600,000
Revenues since acquisition					$ 684,682	$ 197,400,000
Profits since acquisition					23,239	6,700,000
Total revenue					38,949,821	11,215,000,000
Total profit					$ 4,486,044	$ 1,298,000,000
Acquisition related cost	$ 2,701	$ 780,000